Cash flow statements - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Cash flows from operating activities
Interest received	$ 27,215	$ 33,093	$ 32,639
Interest paid	(11,466)	(16,486)	(15,789)
Dividends received excluding life business	16	6	9
Other non-interest income received	2,894	3,865	4,995
Operating expenses paid	(8,598)	(9,080)	(7,889)
Income tax paid excluding life business	(3,080)	(3,406)	(3,585)
Life business:
Receipts from policyholders and customers	2,235	2,189	2,008
Interest and other items of similar nature	21	6	17
Dividends received	306	553	642
Payments to policyholders and suppliers	(2,302)	(2,250)	(2,089)
Income tax paid	(6)	(94)	(143)
Cash flows from operating activities before changes in operating assets and liabilities	7,235	8,396	10,815
Net (increase)/decrease in:
Collateral paid	348	(847)	969
Trading securities and financial assets measured at FVIS	(8,756)	(7,629)	3,492
Derivative financial instruments	1,851	7,605	8,584
Loans	18,272	(4,188)	(24,740)
Other financial assets	273	336	859
Life insurance assets and liabilities	(277)	(134)	(230)
Other assets	70	(13)	10
Net increase/(decrease) in:
Collateral received	(1,096)	1,007	(295)
Deposits and other borrowings	28,910	1,113	23,928
Other financial liabilities	11,817	1,463	(3,632)
Other liabilities	4	(5)	10
Net cash provided by/(used in) operating activities	58,651	7,104	19,770
Cash flows from investing activities
Proceeds from available-for-sale securities			23,878
Purchase of available-for-sale securities			(24,376)
Proceeds from investment securities	33,080	19,768
Purchase of investment securities	(51,332)	(29,527)
Proceeds/(payments) from disposal of controlled entities, net of cash disposed		(1)	9
Proceeds from disposal of associates		45
Purchase of associates	(8)	(25)	(30)
Proceeds from disposal of property and equipment	58	157	91
Purchase of property and equipment	(240)	(280)	(310)
Purchase of intangible assets	(1,035)	(906)	(882)
Net cash provided by/(used in) investing activities	(19,477)	(10,769)	(1,620)
Cash flows from financing activities
Proceeds from debt issues (net of issue costs)	34,766	61,484	59,456
Redemption of debt issues	(65,160)	(63,313)	(64,698)
Payments for the principal portion of lease liabilities	(543)
Issue of loan capital (net of issue costs)	2,225	4,935	2,342
Redemption of loan capital	(262)	(1,662)	(2,387)
Proceeds from share issuances	2,751
Proceeds from exercise of employee options			3
Purchase of shares on exercise of employee options and rights	(4)	(6)	(8)
Shares purchased for delivery of employee share plan	(25)	(27)	(27)
Purchase of RSP treasury shares	(46)	(69)	(71)
Net sale/(purchase) of other treasury shares	14	7	73
Payment of dividends	(2,518)	(4,977)	(5,769)
Dividends paid to NCI	(1)	(5)	(6)
Net cash provided by/(used in) financing activities	(28,803)	(3,633)	(11,092)
Net increase/(decrease) in cash and balances with central banks	10,371	(7,298)	7,058
Effect of exchange rate changes on cash and balances with central banks	(301)	569	944
Cash and balances with central banks as at beginning of year	20,059	26,788	18,786
Cash and balances with central banks as at end of year	30,129	20,059	26,788
Parent Entity
Cash flows from operating activities
Interest received	26,830	33,770
Interest paid	(13,543)	(19,444)
Dividends received excluding life business	763	2,218
Other non-interest income received	2,330	2,982
Operating expenses paid	(6,967)	(7,491)
Income tax paid excluding life business	(2,732)	(3,081)
Life business:
Cash flows from operating activities before changes in operating assets and liabilities	6,681	8,954
Net (increase)/decrease in:
Collateral paid	329	(755)
Trading securities and financial assets measured at FVIS	(8,266)	(7,358)
Derivative financial instruments	2,103	6,581
Loans	21,273	(3,312)
Other financial assets	283	324
Other assets	50	(41)
Net increase/(decrease) in:
Collateral received	(1,072)	1,004
Deposits and other borrowings	20,859	963
Other financial liabilities	11,866	1,555
Other liabilities	(7)	(24)
Net cash provided by/(used in) operating activities	54,099	7,891
Cash flows from investing activities
Proceeds from investment securities	29,807	16,483
Purchase of investment securities	(47,311)	(25,719)
Net movement in amounts due to/from controlled entities	(665)	2,110
Net (increase)/decrease in investments in controlled entities	(315)	94
Purchase of associates	(6)	(24)
Proceeds from disposal of property and equipment	32	143
Purchase of property and equipment	(165)	(209)
Purchase of intangible assets	(955)	(846)
Net cash provided by/(used in) investing activities	(19,578)	(7,968)
Cash flows from financing activities
Proceeds from debt issues (net of issue costs)	27,487	50,375
Redemption of debt issues	(55,761)	(56,347)
Payments for the principal portion of lease liabilities	(499)
Issue of loan capital (net of issue costs)	2,225	4,935
Redemption of loan capital	(262)	(1,662)
Proceeds from share issuances	2,751
Purchase of shares on exercise of employee options and rights	(4)	(6)
Shares purchased for delivery of employee share plan	(25)	(27)
Purchase of RSP treasury shares	(46)	(69)
Payment of dividends	(2,519)	(4,981)
Net cash provided by/(used in) financing activities	(26,653)	(7,782)
Net increase/(decrease) in cash and balances with central banks	7,868	(7,859)
Effect of exchange rate changes on cash and balances with central banks	(124)	575
Cash and balances with central banks as at beginning of year	17,692	24,976
Cash and balances with central banks as at end of year	$ 25,436	$ 17,692	$ 24,976